Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2055 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Freedom 2055 Fund - Class A
Bar Chart Table:
Annual Return 2013	22.02%
Annual Return 2014	5.24%
Annual Return 2015	(1.05%)
Annual Return 2016	8.19%
Annual Return 2017	21.36%
Annual Return 2018	(8.54%)
Annual Return 2019	26.36%
Annual Return 2020	17.18%
Annual Return 2021	15.66%
Annual Return 2022	(18.51%)